Subsequent Events - Debt Refinancing and Special Cash Dividend - Additional Information (Detail) - USD ($) $ in Millions			9 Months Ended
	May 02, 2016	Apr. 29, 2016	Oct. 02, 2016	Sep. 27, 2015	Dec. 23, 2013
Subsequent Event [Line Items]
Special cash dividend	$ 176.0		$ 176.0	$ 0.0
Term loan facility
Subsequent Event [Line Items]
Face amount of loan		$ 275.0			$ 61.7
Repayment of borrowings outstanding		60.3
Special cash dividend		176.0
ABL facility
Subsequent Event [Line Items]
Repayment of borrowings outstanding		$ 29.9